Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2020	2021
	RMB	RMB
Cabinets	856,218	1,059,963
Power banks	536,654	675,611
Construction in progress	112,521	103,157
Software	2,939	14,982
Production tools	9,574	9,625
Computer and electronic equipment	2,908	4,543
Leasehold improvements	2,428	3,722
Others	567	816
Subtotal	1,523,809	1,872,419
Less: Accumulated depreciation	(560,356)	(927,193)
Property, equipment and software, net	963,453	945,226

Schedule of leased assets under capital leases

	As of December 31,
	2020	2021
	RMB	RMB
Cabinets	170,968	173,663
Less: Accumulated depreciation	(50,526)	(70,621)
	120,442	103,042